Financial instruments (Details) ₨ in Thousands, $ in Thousands		Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Assets
Cash and cash equivalents		₨ 1,991,846	$ 30,625	₨ 1,621,358	₨ 1,390,552
Other assets		1,108,532	17,044	1,121,872
Trade receivables	[1]	8,820,579		6,950,563
Other receivables	[2]	1,890,372		1,820,501
Other investments		145,718	2,240	74,653
Liabilities
Bank overdraft		2,121,537	$ 32,619	991,161	₨ 719,767
Finance lease liabilities		185,965		519,219
Other liabilities		207,046		201,679
Financial assets at carrying value, class [member]
Assets
Cash and cash equivalents		2,288,121		1,884,265
Other assets		360,378		213,424
Trade receivables		8,820,579		6,950,563
Other receivables		48,141		101,098
Other investments		145,718		74,653
Financial assets at fair value, class [member]
Assets
Cash and cash equivalents		2,288,121		1,884,265
Other assets		360,378		213,424
Trade receivables		8,820,579		6,950,563
Other receivables		48,141		101,098
Other investments		145,718		74,653
Financial liabilities at carrying value, class [member]
Liabilities
Bank overdraft		2,121,537		991,161
Finance lease liabilities		185,965		519,219
Other liabilities		207,046		201,679
Borrowings from banks		2,021,228		2,567,076
Borrowings from others		1,464,637		844,002
Trade and other payables		6,779,018		5,648,740
Derivative financial liabilities		1,729		36,160
Financial liabilities at fair value, class [member]
Liabilities
Bank overdraft		2,121,537		991,161
Finance lease liabilities		185,965		519,219
Other liabilities		207,046		201,679
Borrowings from banks		2,021,228		2,567,076
Borrowings from others		1,464,637		844,002
Trade and other payables		6,779,018		5,648,740
Derivative financial liabilities		1,729		36,160
Financial liabilities at amortised costs [member]
Liabilities
Bank overdraft		2,121,537		991,161
Finance lease liabilities		185,965		519,219
Other liabilities		207,046		201,679
Borrowings from banks		2,021,228		2,567,076
Borrowings from others		1,464,637		844,002
Trade and other payables		6,779,018		5,648,740
Derivative financial liabilities		0		0
Financial liabilities at FVTPL [member]
Liabilities
Bank overdraft		0		0
Finance lease liabilities		0		0
Other liabilities		0		0
Borrowings from banks		0		0
Borrowings from others		0		0
Trade and other payables		0		0
Derivative financial liabilities		1,729		36,160
Financial liabilities at FVTOCI [member]
Liabilities
Bank overdraft		0		0
Finance lease liabilities		0		0
Other liabilities		0		0
Borrowings from banks		0		0
Borrowings from others		0		0
Trade and other payables		0		0
Derivative financial liabilities		0		0
Financial assets at amortised costs [member]
Assets
Cash and cash equivalents		2,288,121		1,884,265
Other assets		360,378		213,424
Trade receivables		8,820,579		6,950,563
Other receivables		48,141		101,098
Other investments		144,008		72,943
Financial assets at FVTPL [member]
Assets
Cash and cash equivalents		0		0
Other assets		0		0
Trade receivables		0		0
Other receivables		0		0
Other investments		0		0
Financial assets at FVTOCI [member]
Assets
Cash and cash equivalents		0		0
Other assets		0		0
Trade receivables		0		0
Other receivables		0		0
Other investments		₨ 1,710		₨ 1,710

[1]	Trade receivables as of March 31, 2018 and March 31, 2017 are stated net of allowance for doubtful receivables. The Group maintains an allowance for doubtful receivables based on expected credit loss model. Trade receivables are not collateralized except to the extent of refundable deposits received from cybercafé franchisees and from cable television operators. The Group’s exposure to credit and currency risks and impairment losses related to trade and other receivables, excluding construction work in progress is disclosed in note 36. Trade receivables consist of: Refer Trade and other receivables (Details 2)
[2]	Other receivables comprises of the following items: Refer Trade and other receivables (Details 3)